Other Assets (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets		$ 2,907,000
Other assets current	3,100	1,872,193
Other assets noncurrent	488,633	1,035,000
Payment for purchase of equipments	3,500,000	1,000,000
Debt issuance costs		1,000,000
Unamortized costs		417,000
Prepaid deposits on a capital lease		$ 490,000